Wells, Pipelines, Properties, Plant and Equipment, Net - Summary of Net Impairment (Detail) - MXN ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Impairment				$ (40,066,481)	$ (42,359,794)
Reversal of impairment				78,308,945	58,470,373
Reversal of impairment of wells, pipelines, properties, plant and equipment, net		$ 6,050,004	$ 8,186,003	38,242,464	16,110,579
Pemex industrial transformation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment	[1]			(7,481,554)	(22,127,533)
Reversal of impairment	[1]			7,760,170	5,496,925
Reversal of impairment of wells, pipelines, properties, plant and equipment, net	[1]			278,616	(16,630,608)
Pemex exploration and production [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment				(32,584,927)	(20,232,261)
Reversal of impairment				70,220,601	52,973,448
Reversal of impairment of wells, pipelines, properties, plant and equipment, net				37,635,674	32,741,187
Pemex logistics [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment				0	0
Reversal of impairment				328,174	0
Reversal of impairment of wells, pipelines, properties, plant and equipment, net				$ 328,174	$ 0

[1]	On January 1, 2021, Pemex Fertilizers was merged into Pemex Industrial Transformation. For comparison purposes, all operations for periods prior to the merger are presented in the Pemex Industrial Transformation segment.